Equity	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
EQUITY

Note 16 — EQUITY

Ordinary shares

The Company was incorporated in the Cayman Islands on June 1, 2023, with an authorized share capital of US$50,000 divided into 50,000,000 ordinary shares of US$0.001 each.

On June 1, 2023, 100 ordinary shares of the Company were issued at par value of US$0.001.

On October 3, 2023, the Company’s shareholders and board of directors approved to amend the authorized share capital from US$50,000, divided into 50,000,000 ordinary shares of a par value of US$0.001 per share, to US$50,000, divided into 500,000,000 ordinary shares of a par value of US$0.0001 per share.

On January 3, 2024, the Company completed the Reorganization (Note 1), resulting in 12,500,000 ordinary shares issued and outstanding. The Company only has one class of ordinary shares that are accounted for as equity. The 12,500,000 ordinary shares issued and outstanding are presented on a retroactive basis for the periods presented to reflect the Reorganization completed on January 3, 2024.

A further 2,000,000 ordinary shares were issued by June 21, 2024, resulting in 14,500,000 ordinary shares outstanding as at March 31, 2025. The Company only has one class of ordinary shares that are accounted for as equity.